Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Finished goods	€ 750	€ 777
Raw materials and supplies	449	452
Spare parts and other	157	151
Total inventories	€ 1,356	€ 1,380